BORROWINGS (Schedule of Principal Maturities of Bank Borrowings) (Details)	Dec. 31, 2020 USD ($)
BORROWINGS
2021	$ 55,114
2022	62,873
2023	54,988
2024	5,361
Total	$ 178,336